Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021		Oct. 31, 2020		Nov. 01, 2019	Oct. 31, 2019
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 9,444		$ 8,208
Accrued interest payable	960		1,359
Allowance for credit losses on off-balance sheet items	394		511
Cash collateral	6,733		6,596
Insurance-related liabilities	12,845		12,441			$ 11,581
Lease Liabilities	2,743	[1]	2,409	[1]	$ 2,167
Payable to brokers, dealers and clients	3,413		2,969
Total	37,764		36,193
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	1,054		1,109			1,079
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	(809)		429			$ 143
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	1,094		1,147
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 138		$ 553

[1]	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).